Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Taxes
Schedule of components of loss before taxes

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Net loss from continuing operations before taxes:
Domestic	(1,464)	(3,533)	904
Foreign	(17,505)	(12,014)	(16,072)
Net loss from continuing operations before taxes	(18,969)	(15,547)	(15,168)
Loss from discontinued operations before taxes:
Domestic	(1,549)	(1,131)	(640)
Loss from discontinued operations before taxes	(1,549)	(1,131)	(640)
Total loss before taxes:
Domestic	(3,013)	(4,664)	264
Foreign	(17,505)	(12,014)	(16,072)
Loss before taxes	(20,518)	(16,678)	(15,808)

Schedule of benefit for income taxes
	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Current — domestic	(12)	(10)	—
Current — foreign	960	667	565
Current — total	948	657	565

Schedule of reconciliation of the (benefit) provision for income taxes with the amount computed by applying the statutory federal tax rate to loss before income taxes

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
	$000	$000	$000
Loss before income taxes	(20,518)	(16,678)	(15,808)

Income tax expense computed at statutory federal tax rate	(6,976)	(5,672)	(5,375)
State income tax (net of federal benefit)	8	7	—
Disallowed expenses and non-taxable income	(773)	(490)	(141)
Loss surrendered to generate R&D credit	2,322	1,605	1,372
Additional research and development tax relief	(1,185)	(793)	(2,260)
Change in valuation allowance	4,605	3,984	3,170
Research and development tax credit rate difference	237	132	—
Foreign items, including change is tax rates	814	570	2,669
	(948)	(657)	(565)

Schedule of significant components of the entity's deferred tax assets

	December 31,
	2010	2011
	$000	$000
Net operating loss carryforwards	43,056	43,870
Depreciation, amortization and impairment of property and equipment	1,925	1,772
Stock Options	1,228	1,372
Accrued Expenses	3,778	3,435
Other	89	96
Translation adjustment	(2,452)	249
Deferred Tax Assets	47,624	50,794
Valuation allowance for deferred tax assets	(47,624)	(50,794)
Net deferred taxes	—	—

Schedule of tax losses and accumulated tax losses available for carry forward against future operations
	December 31,
	2010	2011
	$000	$000
Accumulated tax losses	132,521	148,274